Financial Instruments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Lower and surpassed in financial indebtedness	$ 612.4	$ 439.9
Financial indebtedness of short term	16.35%	(4.90%)
Average weighted term	10 years 14 days	5 years 6 months
Percentage of expected credit loss	1.40%
Discontinued operations [member]
Disclosure of detailed information about financial instruments [line items]
Net debt	$ 1,801.3
Net Cash and cash equivalents and financial instruments	$ 1,188.9
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Bottom of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Bottom of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%
Top of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%
Top of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%